Tax (Details) $ in Thousands, ¥ in Millions, $ in Millions		6 Months Ended
	Dec. 22, 2017	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 USD ($)
Tax [Line Items]
Profits tax (in Dollars)				$ 2
Hong Kong [Member]
Tax [Line Items]
Profit tax rate percentage		8.25%	8.25%	8.25%
CHINA
Tax [Line Items]
Accounting standards rate		25.00%	25.00%	25.00%
Preferential tax rate		20.00%	20.00%	20.00%
Tax holiday amount (in Dollars)		$ 846			$ 520
CHINA | High and New Technology Enterprise [Member]
Tax [Line Items]
Preferential tax rate		15.00%	15.00%	15.00%
CHINA | Jiangxi Yibo [Member]
Tax [Line Items]
Preferential tax rate	15.00%
Maximum [Member] | United States [Member]
Tax [Line Items]
Corporate income tax rate	35.00%
Maximum [Member] | Europe [Member]
Tax [Line Items]
Accounting standards rate		28.00%	28.00%	28.00%
Maximum [Member] | CHINA
Tax [Line Items]
Annual taxable income | ¥			¥ 1
Exemption tax rate		25.00%	25.00%	25.00%
Minimum [Member] | United States [Member]
Tax [Line Items]
Corporate income tax rate	21.00%
Minimum [Member] | Europe [Member]
Tax [Line Items]
Accounting standards rate		16.50%	16.50%	16.50%
Minimum [Member] | CHINA
Tax [Line Items]
Annual taxable income		$ 100